Settlement and Payment Agreements (Details Narrative) (10-K) - USD ($)							1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 21, 2019	Nov. 30, 2019	Sep. 23, 2019	Nov. 30, 2018	Nov. 21, 2018	Apr. 05, 2018	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 16, 2019	Aug. 10, 2012
Number of stock or stock options granted											122,690,982			348,827
Stock option exercisable date						Apr. 05, 2023
Common stock closing price, per share						$ 1.12	$ 0.10	$ 0.0064		$ 0.70	$ 0.0064	$ 0.70	$ 0.10	$ 0.65		$ 18.2000
Stock options valuation amount						$ 1.081
Gain (loss) on extinguishment of debt											$ (323,996)			$ (166,382)
Common stock options issued						$ 135,125
Accounts payable paid						124,025	$ 198,550						198,550	$ 198,550
Number of common stock shares issued, shares					283,643
Number of common stock shares issued					$ 198,550			330,808	$ 940,118
Vendor [Member]
Accounts payable paid							99,959	$ 99,959			$ 99,959		$ 99,959
Non-qualified Stock Option [Member] | Vendor [Member]
Accounts payable paid					$ 15,000
Number of common stock shares issued, shares				7,225
Number of options to purchase common stock					21,677
Number of non-qualified stock option vested					14,452
Non-qualified stock option term					5 years
Non-qualified stock option exercise price per share					$ 0.70
Non-qualified Stock Option [Member] | Vendor [Member] | Black Scholes Option Pricing Model [Member]
Exercise price					$ 0.692
Accrued Liability [Member]
Gain (loss) on extinguishment of debt						54
Accounts Payable [Member]
Gain (loss) on extinguishment of debt						$ 11,100
Robert N Weingarten [Member]
Number of stock or stock options granted						185,388
Accrued compensation						$ 200,350
Value of options granted						$ 200,404
Pharmaland Executive Consulting Services LLC [Member]
Number of stock or stock options granted						125,000
Salamandra, LLC [Member]
Due to related party															$ 202,395
Repayment of debt	$ 25,000	$ 125,000
Debt settlement description											Under the Amended Settlement Agreement, (i) the Company was to pay and the Company paid to Salamandra $25,000 on or before December 21, 2019, (ii) upon such payment, Salamandra ceased all collection efforts against the Company until March 31, 2020 (the "Threshold Date"), and (iii) the Company was to pay to Salamandra $100,000 on or before the Threshold Date if the Company had at that time raised $600,000 in working capital. Such payments by the Company would have constituted satisfaction of the Full Amount owed and would have served as consideration for the dismissal of the action underlying the arbitration award and the mutual releases set forth in the Amended Settlement Agreement. If the Company had raised less than $600,000 in working capital before the Threshold Date, the Company was to pay to Salamandra an amount equal to 21% of the working capital amount raised, in which case such payment would have reduced the Full Amount owed on a dollar-for-dollar basis, and Salamandra would then have been able to seek collection on the remainder of the debt. The Company made the initial payment of $25,000 in December 2019, but did not make the subsequent required payment on March 31, 2020, nor has any payment been made during the three-months ended June 30, 2020. The Company has initiated further discussions with the intent of reaching a revised settlement agreement which cannot be assured.		Under the Amended Settlement Agreement, (i) the Company must pay and the Company paid to Salamandra $25,000 on or before December 21, 2019, (ii) upon such payment, Salamandra ceased all collection efforts against the Company until March 31, 2020 (the "Threshold Date"), and (iii) the Company must pay to Salamandra $100,000 on or before the Threshold Date if the Company has at that time raised $600,000 in working capital. Such payments by the Company would constitute satisfaction of the Full Amount owed and would serve as consideration for the dismissal of the action underlying the arbitration award and the mutual releases set forth in the Amended Settlement Agreement. If the Company raises less than $600,000 in working capital before the Threshold Date, the Company may pay to Salamandra an amount equal to 21% of the working capital amount raised, in which case such payment will reduce the Full Amount owed on a dollar-for-dollar basis, and Salamandra may then seek collection on the remainder of the debt. The Company did not make the requirement payment on March 31, 2020 and has initiated further discussions with the intent of reaching a revised settlement agreement which cannot be assured.
Working capital															$ 600,000
Debt periodic payment							25,000
Salamandra, LLC [Member] | On or Before November 30, 2019 [Member]
Debt periodic payment			$ 100,000
Salamandra, LLC [Member] | Thereafter [Member]
Debt periodic payment			$ 50,000
Salamandra, LLC [Member] | Threshold Date [Member]
Due to related party							$ 100,000						$ 100,000